Lease liabilities (non-current and current)	12 Months Ended
Dec. 31, 2025
Disclosure Of Non Current And Current Portion Of The Lease Liabilities [Abstract]
Lease liabilities (non-current and current)

21. Lease liabilities (non-current and current)

The non-current and current portion of the lease liabilities as at December 31, 2025 and 2024 is as follows:

	31/12/25	31/12/24
Non-current portion of the lease liabilities	39,963	47,400
Current portion of the lease liabilities	9,480	10,350
Total	49,443	57,750

Changes in the carrying amount of the lease liabilities for the year ended December 31, 2025 and 2024 are reported in the following tables.

	31/12/25	31/12/24
Balance at beginning of year	57,750	62,327
Additions for new leases	10,313	5,215
Interest expenses	3,286	3,810
Lease payments	(12,768)	(14,098)
Disposal of leases	(5,301)	(1,911)
Adjustments due to remeasurements	45	43
Adjustments due to modifications	243	9
Effect of translation adjustments	(4,125)	2,356
Balance at end of year	49,443	57,750

As at December 31, 2025, the incremental borrowing rate is within the range of 3% and 12% (the same range as at December 31, 2024).

The maturity analysis of the contractual undiscounted cash flows of the lease liabilities as at December 31, 2025 and 2024 are reported in the tables below.

	31/12/25	31/12/24
Less than one year	11,788	13,629
One to five years	32,076	39,294
More than five years	12,033	17,970
Total undiscounted lease liabilities	55,897	70,893

Some property leases contain extension options exercisable by the Group up to one year before the end of the non-cancellable contract period. Where practicable, the Group seeks to include extension options in new leases to provide operational flexibility. The extension options held are exercisable only by the Group and not by the lessors. The Group assesses at lease commencement date whether it is reasonably certain to exercise the extension options. The Group reassesses whether it is reasonably certain to exercise the options if there is a significant event or significant changes in circumstances within its control. The Group has estimated that the potential future lease payments, should it exercise the extension option, would result in an increase in lease liability of 39,967 as at December 31, 2025 (43,309 as at December 31, 2024).